10-Q Fair value measurements - Schedule of Long-Term Debt Measured at Fair Value (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Fair value measurements [Line Items]
Long-term debt	$ 839,129
Carrying amount
Fair value measurements [Line Items]
Long-term debt	855,000
Fair value
Fair value measurements [Line Items]
Long-term debt, fair value	$ 862,420